Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of Combined carrying amounts of goodwill allocated to each cash-generating unit (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assumptions
Risk-free fee (T-Note 10y) (as a percent)	3.67%
Market risk premium (as a percent)	3.73%
BR
Assumptions
Inflation (as a percent)	3.76%
Country risk premium (as a percent)	3.70%
Tax rate (as a percent)	34.00%
US
Assumptions
Inflation (as a percent)	2.22%
UK
Assumptions
Inflation (as a percent)	2.12%
Country risk premium (as a percent)	0.89%
Tax rate (as a percent)	25.00%
ARG
Assumptions
Country risk premium (as a percent)	14.80%
Tax rate (as a percent)	35.00%
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	R$ 1,763,889	R$ 1,585,021
Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	183,567	186,869
CGU Moove [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,626,168	1,447,300
CGU Moove [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	183,567	186,869
CGU Compass [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	100,192	100,192
CGU Compass [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
CGU Rumo [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	37,529	37,529
CGU Rumo [member] | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets